STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

August 1, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Matisse Discounted Closed-End Fund Strategy, a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298
Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Matisse Discounted Closed-End Fund Strategy do not differ from those contained in Post-Effective Amendment No. 299 to the Trust's Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on July 27, 2018.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,

/s/ Rob Schaaf
Rob Schaaf

cc:     Tanya Cody, Esq.
Greenberg Traurig, LLP
2200 Ross Avenue
Suite 5200
Dallas, TX  75201